NOTES RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 136,607	$ 7,938
Notes receivable—related parties		33,269
Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	136,607	7,938
Notes receivable—related parties	0	33,269
Notes receivable including notes receivable related parties	136,607	41,207
Notes Receivable [Member] | Note Receivable Due December 2016 Secured by Shopping Center with 107 Residential Units in the United Kingdom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	122,770	0
Number of units	107
Notes Receivable [Member] | Note Receivable Due December 2016 Secured by Shopping Center with 107 Residential Units in the United Kingdom [Member] | LIBOR [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, basis spread on variable rate	5.00%
Notes Receivable [Member] | Ten Point Seven Five Percent Note Receivable Due April 2013 Secured by Hotel in San Diego, California [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	4,275	0
Notes receivable, interest rate	10.75%
Notes Receivable [Member] | 10.50% Percent Note Receivable Due December 2013 Secured by Office Buildings in San Jose, CA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	3,759	0
Notes receivable, interest rate	10.50%
Number of units	2
Notes Receivable [Member] | 11.50% Percent Note Receivable Due November 2013 Secured by Land and Marina in Portland, Oregon [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	3,000	0
Notes receivable, interest rate	11.50%
Area of real estate property	25
Number of marina slips	204
Notes Receivable [Member] | 4% Note Receivable Due June 2017 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	1,193	0
Notes receivable, interest rate	4.00%
Notes Receivable [Member] | 8% Note Receivable Due May 2013 Secured by Personal Guarantees of Borrowers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	900	1,000
Notes receivable, interest rate	8.00%
Notes Receivable [Member] | 12% Note Receivable Due September 2012 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, interest rate	12.00%
Notes Receivable [Member] | 10% Note Receivable Due December 2011 Secured by Personal Property [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, interest rate	10.00%
Notes Receivable [Member] | 12% Note Receivable Secured by Condominium in Los Angeles, California [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	0	6,076
Notes receivable, interest rate	12.00%
Number of units	16
Notes Receivable [Member] | Other Note Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	710	862
Notes Receivable [Member] | 15% Note Receivable Due October 2013 [Member] | KW Property Fund, II, LP [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable—related parties	0	22,674
Notes receivable, interest rate	15.00%
Notes Receivable [Member] | 9% Note Receivable Due August 2012 [Member] | KW Property Fund I, L.P. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable—related parties	0	8,127
Notes receivable, interest rate	9.00%
Notes Receivable [Member] | 9% Note Receivable Due August 2012 Secured by Deed of Trust [Member] | Joint Venture Investment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable—related parties	$ 0	$ 2,468
Notes receivable, interest rate	9.00%